UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer Investment Operations
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, April 21, 2010

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:	        $549,353(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Air Products & Chemicals  COM      9158106    $10,894    147,320    SH                           147,320
Amdocs LTD                COM      2256908     $6,043    200,705    SH                           200,705
Apache Corp               COM     37411105    $12,847    126,575    SH                           126,575
AT&T Inc                  COM    00206R102    $17,188    665,168    SH                           665,168
Becton Dickinson & Co     COM     75887109     $7,229     91,816    SH                            91,816
Bristol-Myers Squibb Co   COM    110122108    $24,664    923,760    SH                           923,760
Cardinal Health Inc.      COM    14149Y108    $12,779    354,669    SH                           354,669
Chevron Corp.             COM    166764100    $16,415    216,467    SH                           216,467
Coca Cola Co              COM    191216100   $109,181  1,985,101    SH                         1,985,101
Comcast Corp CL A         COM    20030N101    $12,084    641,760    SH                           641,760
ConocoPhillips            COM    20825C104    $16,551    323,447    SH                           323,447
Corning Inc               COM    219350105     $8,548    422,980    SH                           422,980
CVS Caremark Corp         COM    126650100    $10,735    293,620    SH                           293,620
Du Pont (E.I.) De Nemours COM    263534109    $13,691    367,654    SH                           367,654
Duke Energy Corporation   COM    26441C105    $10,569    647,618    SH                           647,618
Eaton Corp                COM    278058102    $20,641    272,413    SH                           272,413
Ensco PLC - ADR           COM    29358Q109     $6,002    134,025    SH                           134,025
Exelon Corp               COM    30161N101    $15,520    354,263    SH                           354,263
Federated Investors Inc   COM    314211103     $9,501    360,155    SH                           360,155
General Mills Inc.        COM    370334104    $11,454    161,800    SH                           161,800
Home Depot Inc            COM    437076102    $13,767    425,577    SH                           425,577
Hubbell Inc. Cl B         COM    443510201    $10,664    211,452    SH                           211,452
Intel Corp.               COM    458140100    $14,487    649,920    SH                           649,920
Investment Tech. Group    COM    46145F105     $5,566    333,520    SH                           333,520
Kimberly-Clark Corp.      COM    494368103    $12,943    205,840    SH                           205,840
Kroger Co                 COM    501044101     $9,406    434,270    SH                           434,270
Medtronic Inc             COM    585055106     $6,145    136,470    SH                           136,470
MEMC Electronic Materials COM    552715104    $14,632    954,449    SH                           954,449
Merck & Company Inc.      COM    58933Y105    $23,949    641,209    SH                           641,209
Moody's Corp              COM    615369105     $1,339     44,280    SH                            44,280
Nucor Corp                COM    670346105     $4,143     91,290    SH                            91,290
Pharmaceutical Prod.Dev.  COM    717124101     $7,842    330,337    SH                           330,337
Precision Castparts Corp  COM    740189105     $8,288     65,410    SH                            65,410
Reinsurance Grp of Amer.  COM    759351604     $9,629    183,348    SH                           183,348
Symantec Corp             COM    871503108     $3,780    223,290    SH                           223,290
Time Warner Inc.          COM    887317105     $9,829    314,325    SH                           314,325
Transocean Ltd            COM    H8817H100     $7,415     85,842    SH                            85,842
VF Corp.                  COM    918204108     $6,576     82,046    SH                            82,046
Waste Management Inc      COM    94106L109     $7,808    226,790    SH                           226,790
Weatherford Intl Ltd.     COM      B5KL6S7     $9,897    624,015    SH                           624,015
Wellpoint Inc.            COM    94973V107     $8,711    135,305    SH                           135,305

